Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2011
Schedule Of Securitizations Of Financial Assets Accounted For As Sale

During fiscal 2009 and 2010, certain information with respect to these securitization transactions accounted for as sales is as follows. During fiscal 2011, there was no securitization transaction accounted for as a sale.

	Millions of yen
	2009	2010
Direct financing leases:
Balance sold	¥37,889	¥27,974
Gains (losses) on sales	(365)	331
Interests that continue to be held	17,903	23,207
Installment loans:
Balance sold	5,258	0
Gains on sales	132	0
Interests that continue to be held	148	0

Schedule of Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities

Economic assumptions used in measuring the interests that continue to be held related to securitization transactions completed during fiscal 2009 and 2010 are as follows. There are no interests that continue to be held related to securitization transactions completed during fiscal 2011.

	2009		2010
		Installment loans
	Direct financing leases	Commercial mortgage loans	Direct financing leases
	%	%	%
Expected credit loss	1.27-1.52	0.86	1.51-1.55
Discount rate	1.92-11.43	2.60	2.33-4.28
Annual prepayment rate	3.70-6.52	1.15	6.24-6.59

Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement

Key economic assumptions used in measuring the fair value of them, and the impacts of 10% and 20% adverse changes to the assumptions on the fair value are as follows:

March 31, 2010
	Direct financing leases	Installment loans		Investment in securities
		Commercial mortgage loans	Mortgage loans for individuals

Expected credit loss	0.29%-1.62%	0.72%-14.00%	0.74%-1.18%	1.22%-14.00%
Discount rate	1.17%-21.25%	0.22%-9.88%	1.39%-6.33%	0.22%-18.49%
Annual prepayment rate	1.52%-6.66%	2.86%-42.93%	1.56%-5.64%	7.56%-42.93%

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

	Millions of yen
		Installment loans
	Direct financing leases	Commercial mortgage loans	Mortgage loans for individuals	Investment in securities
Fair value of interests that continue to be held	¥76,136	¥2,830	¥25,930	¥23,258
Book value of the interests that continue to be held	67,028	2,859	22,568	23,601
Weighted average life (in years)	2.0-3.4	0.7	13.9-24.5	0.6-4.2
Expected credit loss:
+10%	376	35	47	50
+20%	756	70	94	143
Discount rate:
+10%	605	6	402	311
+20%	1,198	12	793	608
Prepayment rate:
+10%	57	16	173	2
+20%	117	32	341	4

Cash Flows Between Securitization Special Purpose Entity SPE And Transferor

Certain cash flows received from/paid to SPEs for all securitization activities in fiscal 2009 and 2010 are summarized as follows:

	Millions of yen
	2009	2010
Proceeds from new securitizations	¥42,922	¥28,305
Servicing fees received	419	385
Cash flows received on interests that continue to be held	23,740	29,336
Repurchases of ineligible assets	(20,219)	(18,487)

Schedule of Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together

Quantitative information about delinquencies, net credit losses, and components of financial assets sold on securitization and other assets managed together as of March 31, 2010 and 2011 are as follows:

March 31, 2010

	Millions of yen
	Total principal amount of receivables	Principal amount of receivables more than 90 days past-due and impaired loans	Net credit losses
Types of assets:
Direct financing leases	¥883,452	¥25,682	¥8,744
Installment loans	2,575,568	360,464	49,053

Total assets managed or sold on securitization	¥3,459,020	¥386,146	¥57,797

Less: assets sold on securitization	(238,288)

Assets held in portfolio	¥3,220,732

The total assets of direct financing leases and installment loans sold on securitization, as of March 31, 2010, are ¥257,654 million, but the assets of ¥19,366 million, of which the Company and certain subsidiaries’ only continuing involvement is the servicing, are not included in the table above.

The total assets of investment securities sold on securitization, as of March 31, 2010, are ¥31,123 million and are not included in the table above.

March 31, 2011

	Millions of yen			Millions of dollars
	Total principal amount of receivables	Principal amount of receivables more than 90 days past-due and impaired loans	Net credit losses	Total principal amount of receivables	Principal amount of receivables more than 90 days past-due and impaired loans	Net credit losses
Types of assets:
Direct financing leases	¥834,346	¥22,787	¥7,505	$10,034	$274	$90
Installment loans	2,983,164	322,068	54,149	35,877	3,873	651

Total assets managed or sold on securitization	¥3,817,510	¥344,855	¥61,654	$45,911	$4,147	$741

Less: assets sold on securitization	(3,493)			(42)

Assets held in portfolio	¥3,814,017			$45,869